MAINLAND CHINA CONTRIBUTION PLAN (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating expense [Member]
Defined Contribution Plan Disclosure [Line Items]
Total provisions for employee benefits	$ 902,418